PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment from continuing operations consist of the following:
	December 31,
	2015	2014
	US$	US$
		(Restated)
Buildings	1,311,422	1,384,609
Land use rights	299,570	316,289
Plant and machinery	2,936,103	5,114,148
Automobiles	147,720	193,930
Office and computer equipment	238,647	447,619
Total property and equipment	4,933,462	7,456,595

Less: Accumulated depreciation and amortization	(1,633,408)	(2,782,929)
Impairment of long-lived assets	(1,050,869)	(1,977,848)
Property and equipment, net	2,249,185	2,695,818
Less: property and equipment, net, held for discontinued operations	-	(1,651)
Property and equipment, net, held for continuing operations	2,249,185	2,694,167